Goodwill - Key assumptions for cash-generating units (Details)	Sep. 30, 2022	Sep. 30, 2021
Maximum
Disclosure of information for cash-generating units [line items]
Long-term growth rate of net operating cash flows	2.00%	2.00%
Western and Southern Europe
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	10.00%	10.00%
Long-term growth rate of net operating cash flows	1.80%	1.60%
U.S. Commercial and State Government
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	10.60%	8.50%
Long-term growth rate of net operating cash flows	2.00%	2.00%
Canada
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	10.70%	9.10%
Long-term growth rate of net operating cash flows	2.00%	2.00%
U.S. Federal
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	9.20%	8.10%
Long-term growth rate of net operating cash flows	2.00%	2.00%
Scandinavia and Central Europe
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	10.50%
Long-term growth rate of net operating cash flows	2.00%
Scandinavia
Disclosure of information for cash-generating units [line items]
Pre-tax WACC		9.30%
Long-term growth rate of net operating cash flows		1.80%
U.K. and Australia
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	10.60%	8.80%
Long-term growth rate of net operating cash flows	1.90%	1.90%
Finland, Poland and Baltics
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	10.70%	9.50%
Long-term growth rate of net operating cash flows	2.00%	1.70%
Northwest and Central-East Europe
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	10.70%
Long-term growth rate of net operating cash flows	1.90%
Central and Eastern Europe
Disclosure of information for cash-generating units [line items]
Pre-tax WACC		9.40%
Long-term growth rate of net operating cash flows		1.80%
Asia Pacific
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	19.20%	18.50%
Long-term growth rate of net operating cash flows	2.00%	2.00%